Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,003,674.16
Previously Paid Amount	0
Total Fee Amount	919.16
Total Offset Amount	0
Net Fee	$ 919.16